Note 10 - Deferred Revenues (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Schedule of Deferred Revenues [Table Text Block]
	December 31,
	2017	2016
Deferred revenues on maintenance contracts	2,173	1,487
Deferred revenue on RPP	405	350
Deferred revenue on sale of devices	218	173
Deferred research and development grants	61	201
Total	2,857	2,211
Less long term portion	(562)	(333)
Current portion	2,295	1,878